RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Salaries, Benefits, And Consulting Fees	$ 293	$ 284
Share-based Payments	387	321
Total Key Management Personnel Compensation	$ 680	$ 605